SCHEDULE OF STOCK OPTION ACTIVITY (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Exercise Price, Beginning	$ 22.35
Weighted Average Exercise Price, Issued	9.18	$ 20.77
Intrinsic Value, Issued		$ 1,800
Weighted Average Exercise Price, Exercised		$ 20.51
Weighted Average Exercise Price, Expired
Weighted Average Exercise Price, Ending	$ 15.24	$ 22.35
Number of Warrants, Outstanding, Exercisable	191,994
Weighted Average Exercise Price, Exercisable	$ 15.24
Weighted Average Remaining Life in Years, Exercisable	3 years 9 months 18 days
Intrinsic Value, Exercisable Ending	$ 47,160
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Outstanding Beginning	6,000
Weighted Average Exercise Price, Beginning	$ 10.46
Intrinsic Value, Beginning	$ 1,800
Number of Options, Issued		6,000
Weighted Average Exercise Price, Issued		$ 10.46
Weighted Average Remaining Life in Years		4 years 9 months 18 days
Intrinsic Value, Issued
Weighted Average Remaining Life in Years	3 years 9 months 18 days	4 years 9 months 18 days
Number of Options, Exercised
Weighted Average Exercise Price, Exercised
Number of Options, Cancelled
Weighted Average Exercise Price, Expired
Number of Options, Expired
Number of Options, Outstanding Ending	6,000	6,000
Weighted Average Exercise Price, Ending	$ 10.46	$ 10.46
Intrinsic Value, Ending		$ 1,800
Number of Warrants, Outstanding, Exercisable	6,000
Weighted Average Exercise Price, Exercisable	$ 10.46
Weighted Average Remaining Life in Years, Exercisable	3 years 9 months 18 days
Intrinsic Value, Exercisable Ending